Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 1,076,248	$ 2,598,864	$ 4,273,012
Advances on research and development contract services	29,792
Accrued interest receivable		14,367
Prepaid insurance	69,091	34,508
Other prepaid expenses and current assets	13,000	24,294	61,433
Total current assets	1,188,131	2,672,033	4,334,445
Deferred offering costs	174,253
Prepaid expense, less current portion			2,293
Total assets	1,362,384	2,672,033	4,336,738
Current liabilities:
Accounts payable and accrued expenses	115,518	143,549	195,211
Accrued offering costs	44,009
Research and development contract liabilities	61,931	94,349	15,704
Total current liabilities	221,458	237,898	210,915
Commitments and contingencies
Stockholders' equity:
Preferred Stock, $0.0001 par value; authorized - 10,000,000 shares; issued and outstanding - 350,000 shares of Series A Convertible Preferred Stock, $10.00 per share stated value, liquidation preference based on assumed conversion into common shares - 4,375,000 shares and $50.00 per share cash redemption value; aggregate cash redemption value - $17,500,000; liquidation preference based on assumed conversion into common shares - 4,375,000 shares	3,500,000	3,500,000	3,500,000
Common stock, $0.0001 par value; authorized - 100,000,000 shares; issued and outstanding - 67,045,814 shares	6,704	6,704	6,704
Additional paid-in capital	27,081,063	26,016,317	25,267,662
Accumulated deficit	(29,446,841)	(27,088,886)	(24,648,543)
Total stockholders' equity	1,140,926	2,434,135	4,125,823
Total liabilities and stockholders' equity	$ 1,362,384	$ 2,672,033	$ 4,336,738